Consolidated statements of stockholders' equity - USD ($)		Total	Common Stock [Member]	Treasury Stock, Common [Member]		Preferred Stock [Member]	Additional Paid-in Capital [Member]	(Accumulated Deficit)/ Retained Earnings [Member]	Series A Preferred Stock [Member]	Series A Preferred Stock [Member] Additional Paid-in Capital [Member]	Series A Preferred Stock [Member] (Accumulated Deficit)/ Retained Earnings [Member]	Series C Preferred Stock [Member]	Series C Preferred Stock [Member] Common Stock [Member]	Series C Preferred Stock [Member] Additional Paid-in Capital [Member]	Series C Preferred Stock [Member] (Accumulated Deficit)/ Retained Earnings [Member]
Beginning balance, Shares at Dec. 31, 2021	[1]		318,351			795,878
Beginning balance at Dec. 31, 2021	[1]	$ 96,745,843	$ 3,184			$ 7,959	$ 97,206,257	$ (471,557)
Issuance of stock, Shares	[1]					16,000
Issuance of stock	[1]	200,000				$ 160	199,840
Issuance of common stock (including the exercise of warrants) net of issuance costs	[1]	156,821,474	$ 124,635				156,696,839
Issuance of common stock (including the exercise of warrants) net of issuance costs, Shares	[1]		12,463,531
Issuance of restricted shares and stock based compensation	[1]	117,256	$ 1,905				115,351
Issuance of restricted shares and stock based compensation, Shares	[1]		190,476
Dividends declared on Series A preferred shares ($2.19 per preferred share)	[1]								$ (1,740,983)	$ (1,305,737)	$ (435,246)
Deemed dividend on warrant inducement (Note 8)	[1]	(2,943,675)						(2,943,675)
Incremental fair value of the Class D warrants (Note 8)	[1]	2,943,675						2,943,675
Net income for the year	[1]	29,510,928	$ 0	$ 0		$ 0	0	29,510,928
Exercise of warrants ,Shares	[1]					16,000
Exercise of warrants	[1]	200,000				$ 160	199,840
Ending balance at Dec. 31, 2022	[1]	281,654,518	$ 129,724			$ 8,119	252,912,550	28,604,125
Ending balance, Shares at Dec. 31, 2022	[1]		12,972,358			811,878
Issuance of common stock (including the exercise of warrants) net of issuance costs	[1]	27,577,769	$ 117,676				27,460,093
Issuance of common stock (including the exercise of warrants) net of issuance costs, Shares	[1]		11,767,579
Stock repurchase	[1]	$ (5,885,727)		$ (5,885,727)
Stock repurchase, Shares		3,444,536		(3,444,536)	[1]
Warrants repurchase	[1]	$ (1,521,738)					(1,521,738)
Issuance of restricted shares and stock based compensation	[1]	2,434,855	$ 15,853				2,419,002
Issuance of restricted shares and stock based compensation, Shares	[1]		1,585,311
Dividends declared on Series A preferred shares ($2.19 per preferred share)	[1]								(1,740,983)		(1,740,983)	$ (389,271)			$ (389,271)
Conversion of Series C preferred shares, Shares	[1]												6,932,043
Conversion of Series C preferred shares	[1]											16,507,789	$ 69,320	$ 9,930,680	6,507,789
Deemed dividends on Series C Preferred shares	[1]											$ (6,507,789)			$ (6,507,789)
Net income for the year	[1]	71,134,002	$ 0	$ 0		$ 0	0	71,134,002
Distribution of net assets of C3is	[1]	(20,957,952)					(20,957,952)
Ending balance at Dec. 31, 2023	[1]	$ 362,305,473	$ 332,573	$ (5,885,727)		$ 8,119	270,242,635	97,607,873
Ending balance, Shares at Dec. 31, 2023	[1]		33,257,291			811,878
Ending balance, Shares at Dec. 31, 2023		3,444,536		(3,444,536)	[1]
Issuance of stock, Shares			4,300,000
Issuance of stock		$ 8,577,822	$ 43,000				8,534,822
Stock repurchase		$ (2,504,498)		$ (2,504,498)
Stock repurchase, Shares		807,347		(807,347)
Issuance of restricted shares and stock based compensation		$ 3,397,082	$ 4,213				3,392,869
Issuance of restricted shares and stock based compensation, Shares			421,352
Dividends declared on Series A preferred shares ($2.19 per preferred share)									$ (1,740,983)		$ (1,740,983)
Net income for the year		50,157,772	$ 0	$ 0		$ 0	0	50,157,772
Exercise of warrants ,Shares			4,300,000
Exercise of warrants		$ 8,577,822	$ 43,000				8,534,822
Exercise of stock options,Shares		296,875	296,875
Exercise of stock options		$ 475,000	$ 2,969				472,031
Ending balance at Dec. 31, 2024		$ 420,667,668	$ 382,755	$ (8,390,225)		$ 8,119	$ 282,642,357	$ 146,024,662
Ending balance, Shares at Dec. 31, 2024			38,275,518			811,878
Ending balance, Shares at Dec. 31, 2024		4,251,883		(4,251,883)

[1]	Adjusted to reflect the reverse stock split effect on April 28, 2023 (see Note 1 and 8)